LOSS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS DEFICIT (Details Narrative)
Net loss for the year	$ (35,214)	$ (212,107)	$ (907,225)	$ (598,941)
Weighted average common shares outstanding:
Basic and diluted			6,384,153	6,000,000
Net loss per share
Basic and diluted			$ (0.14)	$ (0.10)